The Olstein All Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 90.7%	Shares	Value
Advertising Agencies - 1.6%
Omnicom Group, Inc. (a)	89,000	$9,201,710

Aerospace & Defense - 3.0%
General Dynamics Corporation	15,000	4,533,000
L3Harris Technologies, Inc.	23,182	5,514,302
RTX Corporation	58,000	7,027,280
		17,074,582

Air Delivery & Freight Services - 3.4%
FedEx Corporation	31,500	8,620,920
United Parcel Service, Inc. - Class B	78,000	10,634,520
		19,255,440

Airlines - 2.9%
Delta Air Lines, Inc. (a)	175,000	8,888,250
Southwest Airlines Company (a)	258,000	7,644,540
		16,532,790

Auto Components - 1.4%
Aptiv PLC (b)	109,000	7,849,090

Auto Manufacturers - 1.3%
General Motors Company	162,000	7,264,080

Automobiles - 0.3%
Winnebago Industries, Inc. (a)	29,750	1,728,773

Building Products - 0.2%
Carrier Global Corporation (a)	13,000	1,046,370

Capital Markets - 1.6%
Goldman Sachs Group, Inc.	9,200	4,555,012
Nasdaq, Inc.	59,000	4,307,590
		8,862,602

Chemicals - 4.3%
Corteva, Inc.	162,960	9,580,418
Eastman Chemical Company	57,500	6,437,125
International Flavors & Fragrances, Inc.	81,000	8,499,330
		24,516,873

Commercial Banks - 5.1%
Citizens Financial Group, Inc.	168,500	6,920,295
Fifth Third Bancorp	165,000	7,068,600
U.S. Bancorp	179,000	8,185,670
Wells Fargo & Company	124,000	7,004,760
		29,179,325

Commercial Services - 0.8%
Moody’s Corporation	4,100	1,945,819
S&P Global, Inc.	5,400	2,789,748
		4,735,567

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	142,000	7,491,920
Korn Ferry	56,600	4,258,584
		11,750,504

Communications Equipment - 1.5%
Cisco Systems, Inc.	161,000	8,568,420

Computers - 0.5%
Apple, Inc.	13,000	3,029,000

Consumer Finance - 1.6%
American Express Company	5,000	1,356,000
Equifax, Inc.	8,000	2,350,880
MasterCard, Inc. - Class A	4,793	2,366,783
Visa, Inc. - Class A	10,500	2,886,975
		8,960,638

Consumer Staples Distribution & Retail - 1.4%
Target Corporation	50,000	7,793,000

Distributors - 1.5%
LKQ Corporation	216,000	8,622,720

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. - Class B (b)	12,100	5,569,146
Invesco Ltd.	358,996	6,303,970
		11,873,116

E-Commerce - 0.8%
eBay, Inc.	66,000	4,297,260

Electronic Equipment, Instruments & Components - 1.4%
Vontier Corporation	234,000	7,895,160

Electronics - 1.8%
Sensata Technologies Holding PLC	277,000	9,933,220

Energy Equipment & Services - 1.8%
Schlumberger Ltd.	244,000	10,235,800

Financial Services - 0.5%
Fiserv, Inc. (b)	17,000	3,054,050

Food & Drug Retailers - 1.8%
CVS Health Corporation	165,000	10,375,200

Health Care Equipment & Supplies - 7.3%
Baxter International, Inc.	276,000	10,479,720
Becton, Dickinson and Company	38,000	9,161,800
Hologic, Inc. (b)	85,000	6,924,100
Medtronic PLC	87,000	7,832,610
Zimmer Biomet Holdings, Inc.	65,200	7,038,340
		41,436,570

Health Care Providers & Services - 3.9%
Henry Schein, Inc. (b)	93,000	6,779,700
Quest Diagnostics Inc.	55,318	8,588,120
UnitedHealth Group, Inc.	12,000	7,016,160
		22,383,980

Hotels, Restaurants & Leisure - 0.6%
Denny's Corporation (b)	563,400	3,633,930

Household Durables - 1.2%
Mohawk Industries, Inc. (b)	41,200	6,620,016

Household Products - 2.0%
Kimberly-Clark Corporation	48,000	6,829,440
Reynolds Consumer Products, Inc.	142,376	4,427,894
		11,257,334

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	14,000	2,893,940

Industrial Equipment Wholesale - 1.2%
WESCO International, Inc.	42,007	7,056,336

Insurance - 2.7%
Travelers Companies, Inc.	32,000	7,491,840
Willis Towers Watson PLC	26,000	7,657,780
		15,149,620

Interactive Media & Services - 0.5%
Meta Platforms, Inc. - Class A	5,200	2,976,688

Internet Software & Services - 1.1%
Alphabet, Inc. - Class C	37,000	6,186,030

IT Services - 2.6%
Fidelity National Information Services, Inc.	87,239	7,306,266
SS&C Technologies Holdings, Inc.	102,000	7,569,420
		14,875,686

Machinery - 7.6%
Cummins, Inc.	25,000	8,094,750
Deere & Company	20,500	8,555,265
Dover Corporation	29,000	5,560,460
Fortive Corporation	79,500	6,274,935
Middleby Corporation (b)	52,800	7,346,064
Stanley Black & Decker, Inc.	67,000	7,378,710
		43,210,184

Materials - 0.5%
Axalta Coating Systems Ltd. (b)	76,000	2,750,440

Media - 3.5%
Comcast Corporation - Class A	111,000	4,636,470
Walt Disney Company	157,000	15,101,830
		19,738,300

Pharmaceuticals - 2.8%
Avantor, Inc. (a)(b)	235,000	6,079,450
Johnson & Johnson	61,000	9,885,660
		15,965,110

Real Estate Management & Development - 2.6%
CBRE Group, Inc. - Class A (b)	71,000	8,838,080
Jones Lang LaSalle, Inc. (b)	21,850	5,895,348
		14,733,428

Restaurants - 1.1%
Dine Brands Global, Inc. (a)	205,005	6,402,306

Semiconductors & Semiconductor Equipment - 2.3%
Kulicke and Soffa Industries, Inc.	190,655	8,604,260
Texas Instruments, Inc.	20,500	4,234,685
		12,838,945

Software - 0.7%
Microsoft Corporation	9,500	4,087,850

Telecommunications - 1.3%
Corning, Inc.	167,000	7,540,050
TOTAL COMMON STOCKS (Cost $415,274,281)		515,372,033

SHORT-TERM INVESTMENTS - 14.7%
Investments Purchased with Proceeds from Securities Lending - 5.4%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (c)	30,907,388	30,907,388

Money Market Funds - 9.3%
First American Government Obligations Fund - Class X, 4.82% (c)	52,675,076	52,675,076
TOTAL SHORT-TERM INVESTMENTS (Cost $83,582,464)		83,582,464

TOTAL INVESTMENTS - 105.4% (Cost $498,856,745)		598,954,497
Money Market Deposit Account - 0.5% (d)		2,772,373
Liabilities in Excess of Other Assets - (5.9)%		(33,274,715)
TOTAL NET ASSETS - 100.0%		$568,452,155

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $30,132,500 which represented 5.3% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.63%.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

The Olstein All Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

Investments:	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$515,372,033	$-	$-	$515,372,033
Short-Term Investment	-	52,675,076	-	-	52,675,076
Investments Purchased with Proceeds from Securities Lending (a)	30,907,388	-	-	-	30,907,388
Total Investments	$30,907,388	$568,047,109	$-	$-	$598,954,497

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.